DEPOSITS (Detail Textuals) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Deposit Liabilities [Abstract]
Aggregate amount of time deposit accounts in denominations of $100,000 or more	$ 58,470,000	$ 61,244,000